                                            PANORAMA SERIES FUND, INC.
                                              Total Return Portfolio

                                      Supplement dated March 18, 2002 to the
                                          Prospectus dated April 26, 2001

         The Prospectus is changed as follows:

         The section  captioned  "Portfolio  Managers" on page 9 is deleted in its  entirety and replaced  with the following:

         |X|  Portfolio  Managers.  The  portfolio  manager of the  Portfolio is Patrick  Bisbey.  He is the person primarily  responsible  for  the  day-to-day  management  of the  Portfolio's  investments.  Mr.  Bisbey  became  a portfolio  manager on March 1, 2000.  Mr.  Bisbey is a  Managing  Director  and  Manager of Trading  and  Portfolio
Operations  (since June,  1992) of Trinity  Investment  Management  Corporation,  a wholly-owned  subsidiary of the
Manager's immediate parent, Oppenheimer Acquisition Corp.

March 18, 2002                                                                  PANPS.015

                                            PANORAMA SERIES FUND, INC.
                                          Government Securities Portfolio

                                      Supplement dated March 18, 2002 to the
                                          Prospectus dated April 26, 2001

         The Prospectus is changed as follows:

         1.  The  section  captioned  "Portfolio  Managers"  is  deleted  in its  entirety  and  replaced  with the following:

         |X|  Portfolio  Manager.  The  portfolio  manager of the  Portfolio  is David  Negri.  Mr. Negri is a Vice
President of Panorama  Series Fund,  Inc. and a Senior Vice President of the Manager.  Mr. Negri became a portfolio manager in March 1996.  He has been a portfolio  manager  for the  Manager  since July 1988.  He is also an officer and portfolio manager of other mutual funds.

March 18, 2002                                                                  PANPS.016

                                            PANORAMA SERIES FUND, INC.

                                      Supplement dated March 18, 2002 to the
                             Statement of Additional Information dated April 26, 2001

                  The Statement of Additional Information is changed by deleting the name John S. Kowalik and the accompanying biographical information as it currently appears on page 35.

March 18, 2002                                                                  PANPX.015